INCOME TAXES (Narrative Summary of Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%
Youlanguang Technology [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
E-Sun Sky Network [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
E-Sun Sky Computer [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
Guangtiandi Technology [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	12.50%	12.50%
Hainan Menghuanxingchen [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%
Hainan Jingli [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%
Hainan Panfeng [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%
Hangzhou ESun Sky Network [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%
ESun Network [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
Shenzhen Yicai [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
Baifengrun Technology [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
Tongfu Technology [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
Shenzhen Kaisheng [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
High-tech Enterprise [Member] | Shangmeng Services [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Transitional income tax rate period	3 years
Hong Kong [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	16.50%
PRC [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income				25.00%
PRC [Member] | Youlanguang Technology [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			25.00%
PRC [Member] | Lhasa Yicai [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	15.00%	15.00%	15.00%
PRC [Member] | High-tech Enterprise [Member] | E-Sun Sky Computer [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income					15.00%
MALTA
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	35.00%
Effective Income Tax Rate Reconciliation, Percent	5.00%
CURAÇAO
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	2.00%